Finance Income and Finance Costs	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income and finance costs
23.	Finance income and finance costs
Recognized in income or loss:

Costs (income)	2021	2020

Interest expense on long-term debt and amortization of deferred financing fees	45,953	34,967
Interest expense on lease liabilities	13,521	12,443
Interest income and accretion on promissory note	(2,187)	(1,051)
Net change in fair value and accretion expense of contingent considerations	1,932	224
Net foreign exchange gain	(1,471)	(1,237)
Net change in fair value of interest rate derivatives	-	(488)
Net impact of early repayment of contingent consideration	(1,469)	-
Other financial expenses	16,739	9,052

Net finance costs	73,018	53,910
Presented as:
Finance income	(5,127)	(2,776)
Finance costs	78,145	56,686